Shareholders' Equity (Computation Of Basic And Diluted Net Earnings Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Basic net earnings	$ 170,980		$ 183,417	$ 167,879
Weighted average number of shares, basic net earnings	42,654	[1]	42,139	42,190	[1]
Basic net earnings per share	$ 4.01		$ 4.35	$ 3.98
Employee stock options, Per Share amount	23	[1]	156	87	[1]
Weighted average number of shares, diluted net earnings	42,677	[1]	42,295	42,277	[1]
Diluted net earnings per share	$ 4.01		$ 4.34	$ 3.97

[1]	In thousands